Investments in Non-Marketable Equity Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]
Following is a summary of such investments which are accounted for using the cost method as of December 31, 2016 and 2017:

	December 31,
	2016	2017

	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$488	356
Chi Lin Technology Co., Ltd.	432	406
C Company	8,962	-
TIEF Fund, L. P.	1,600	1,600
eTurboTouch Technology Inc.	477	477
Shinyoptics Corp.	283	283
	$12,242	3,122